SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Earnings Per Share Numerator [Abstract]
Earnings	$ 369		$ 248		$ 295		$ 437		$ 297		$ 348		$ 269		$ 247		$ 1,349		$ 1,161		$ 1,001
Earnings Per Share Denominator [Abstract]
Weighted-average common shares outstanding for basic EPS	248,700		248,400		248,100		247,700		246,400		246,100		245,700		245,300		248,249	[1]	245,891	[1]	243,863	[1]
Vested RSUs Included In Basic WASO																	491		212		0
Dilutive effect of stock options, restricted stock awards and restricted stock units																	2,674		4,764		5,469
Weighted-average common shares outstanding for diluted EPS	251,500		251,000		251,500		251,200		251,300		250,800		250,100		249,700		250,923		250,655		249,332
Earnings Per Share [Abstract]
Basic earnings per common share	$ 1.48	[2]	$ 1	[2]	$ 1.19	[2]	$ 1.76	[2]	$ 1.21	[2]	$ 1.41	[2]	$ 1.1	[2]	$ 1.01	[2]	$ 5.43		$ 4.72		$ 4.1
Diluted earnings per common share	$ 1.47	[2]	$ 0.99	[2]	$ 1.17	[2]	$ 1.74	[2]	$ 1.18	[2]	$ 1.39	[2]	$ 1.08	[2]	$ 0.99	[2]	5.37		4.63		4.01
Dividends declared per share of common stock																	$ 2.8		$ 2.64		$ 2.52
San Diego Gas and Electric Company [Member]
Earnings Per Share Numerator [Abstract]
Earnings																	$ 587		$ 507		$ 411
Southern California Gas Company [Member]
Earnings Per Share Numerator [Abstract]
Earnings																	$ 420		$ 333		$ 365

[1]	Includes fully vested restricted stock units held in our Deferred Compensation Plan of 491 in 2015, 212 in 2014 and none in 2013. These fully vested restricted stock units are included in weighted-average common shares outstanding for basic EPS because there are no conditions under which the corresponding shares will not be issued.
[2]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.